Supplemental information on oil and gas activities (Details Textual)	12 Months Ended
	Dec. 31, 2018 USD ($) MMBbls Bcf	Dec. 31, 2017 USD ($) MMBbls Bcf	Dec. 31, 2016 USD ($) MMBbls Bcf
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Impairment loss | $	$ 6,549,000	$ 0	$ 5,664,000
Reserves, proportional interest of net proved developed reserve	96.00%
Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls		4.3	7
Natural Gas [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions	(0.1)	(13.7)	5
Proved Developed And Undeveloped Reserves Due To Lower Performance Than Expected Decrease	(0.7)
Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions | MMBbls			1
Proved Developed And Undeveloped Reserves Increase | MMBbls		0.4
Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved developed and undeveloped reserves, revisions | MMBbls	0.3
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(2.4)
Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reversal of impairment loss | $	$ 11,531,000		$ 5,664,000
Colombia [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions | MMBbls	15.4	3.8
Proved developed and undeveloped reserves, revisions | MMBbls	0.7	2.5
Peru [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls	(1.3)
Oil and gas assets [member] | Colombia [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions			8
Oil and gas assets [member] | Colombia and Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions			9
Fell Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%	98.00%	99.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	100.00%	97.00%	99.00%
Fell Block [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions	(0.8)
Flamenco Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		2.00%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve		3.00%	1.00%
Cuerva Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	2.00%	2.00%
Llanos 32 [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.00%		1.00%
Llanos 34 Blocks [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve		98.00%	99.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	97.00%	97.00%	100.00%
Llanos 34 Blocks [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions | MMBbls	(6.3)
Morona Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
BCAM-40 Block
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	100.00%
Fell Block in Chile [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions			9
Proved developed and undeveloped reserves, extensions and discoveries			(4)
Fell Block in Chile [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions		(21.3)
Fell Block in Chile [Member] | Oil and gas assets [member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Change in Development Plan Revisions	(2.0)
Proved Developed And Undeveloped Reserves Due to Better Performance Revisions		6.8
Proved Developed And Undeveloped Reserves from Impact of Higher Average Prices Revisions	2.5
Yamu Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	1.50%	1.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	1.00%	1.00%
Aguada Baguales Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	48.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	75.00%
Puesto Touquet Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	33.00%
El Porvenir Block [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Reserves, proportional interest of net proved developed reserve	19.00%
Reserves Proportional Interest Of Net Proved Undeveloped Reserve	25.00%
La Cuerva and Yamu blocks [Member] | Oil And Condensates [Member]
Disclosure Of Supplemental information on oil and gas activities [Line Items]
Proved Developed And Undeveloped Reserves from Existing Wells Revisions			(2)